Income Taxes - Schedule of Components of Income (Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
United States	$ 66,520	$ (125,670)	$ (699,114)
Foreign	27,378	5,712	(316)
Income (loss) before income taxes	$ 93,898	$ (119,958)	$ (699,430)